Trade receivables and contract assets (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables And Contract Assets [Abstract]
Summary of Trade Receivables and Contract Assets

Trade receivables and contract assets are analyzed as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Trade receivables	218,695	171,803
Allowance for expected credit losses	(5,961)	(6,544)
Total trade receivables	212,734	165,259

Expected credit loss rate	2.7%	3.8%

Summary of Trade Receivables Breakdown by Geographical Area

Trade receivables breakdown by geographical area is shown below:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
EMEA	121,006	90,518
APAC	25,968	27,200
North America	62,287	43,762
South America	9,434	10,323
Total Trade Receivables	218,695	171,803

Summary of Allowances for Expected Credit Losses on Trade Receivables

Trade receivables are stated net of an allowance for expected credit losses which has been determined in accordance with IFRS 9 amounting to EUR 5,961 thousand and EUR 6,544 thousand for 2022 and 2021 respectively:

	2022	2021
	(EUR thousand)
As at January 1	6,544	7,696
Accruals	683	3,478
Releases	(1,453)	(4,413)
Utilizations	(19)	(390)
Exchange differences	206	173
As at December 31	5,961	6,544